Deposits (Details) - Schedule of Deposits - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposits (Details) - Schedule of Deposits [Line Items]
Deposits		$ 30,599,755
Deposits for Land Use Right [Member]
Deposits (Details) - Schedule of Deposits [Line Items]
Deposits		17,261,400
Deposits for Buildings [Member]
Deposits (Details) - Schedule of Deposits [Line Items]
Deposits		$ 13,338,355